Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
9. Earnings per share
Basic EPS
The calculation of basic EPS is as follows:

Continuing operations	2022	2021	2020
Earnings[1] (£m)	682.7	637.7	(2,971.6)
Weighted average shares used in basic EPS calculation (m)	1,097.9	1,194.1	1,223.0
EPS	62.2p	53.4p	(243.0p)
Discontinued operations	2022	2021	2020
Earnings[1] (£m)	—	—	6.5
Weighted average shares used in basic EPS calculation (m)	—	—	1,223.0
EPS	—	—	0.5p
Continuing and discontinued operations	2022	2021	2020
Earnings[1] (£m)	682.7	637.7	(2,965.1)
Weighted average shares used in basic EPS calculation (m)	1,097.9	1,194.1	1,223.0
EPS	62.2p	53.4p	(242.5p)
Note
[1]Earnings is equivalent to profit/(loss) for the year attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

Continuing operations	2022		2021		2020
Diluted earnings (£m)	682.7		637.7		(2,971.6)
Weighted average shares used in diluted EPS calculation (m)[1]	1,116.4		1,215.3		1,223.0
Diluted EPS	61.2	p	52.5	p	(243.0	p)
Discontinued operations	2022		2021		2020
Diluted earnings (£m)	—		—		6.5
Weighted average shares used in diluted EPS calculation (m)[1]	—		—		1,223.0
Diluted EPS	—	p	—	p	0.5	p
Continuing and discontinued operations	2022		2021		2020
Diluted earnings (£m)	682.7		637.7		(2,965.1)
Weighted average shares used in diluted EPS calculation (m)[1]	1,116.4		1,215.3		1,223.0
Diluted EPS	61.2	p	52.5	p	(242.5	p)
Note
[1]The weighted average shares used in the basic EPS calculation for 2020 have also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.
Diluted EPS has been calculated based on the diluted earnings amounts above. At 31 December 2022, options to purchase 19.7 million ordinary shares (2021: 7.2 million, 2020: 14.2 million) were outstanding, but were excluded from the computation of diluted earnings per share because the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2022	2021	2020
	m	m	m
Weighted average shares used in basic EPS calculation	1,097.9	1,194.1	1,223.0
Dilutive share options outstanding	0.7	1.3	—
Other potentially issuable shares	17.8	19.9	13.0
Weighted average shares used in diluted EPS calculation	1,116.4	1,215.3	1,236.0

At 31 December 2022 there were 1,141,427,296 (2021: 1,224,459,550, 2020: 1,296,080,242) ordinary shares in issue, including 70,489,953 treasury shares (2021: 70,489,953, 2020: 70,748,100).